Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
28-Feb-2023
Dates
28-Feb-2023
Actual/360 Days
28
30/360 Days
30
15-Mar-2023
15-Mar-2023
Collection Period No.
2
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Feb-2023
13-Mar-2023
14-Mar-2023
15-Mar-2023
15-Feb-2023
15-Feb-2023
Summary
Beginning
Balance
306,850,930.23
657,500,000.00
657,500,000.00
118,600,000.00
Principal
Payment
59,015,915.96
0.00
0.00
0.00
Ending
Balance
247,835,014.27
657,500,000.00
657,500,000.00
118,600,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
135.513010
0.000000
0.000000
0.000000
Initial
Balance
435,500,000.00
657,500,000.00
657,500,000.00
118,600,000.00
Note
Factor
0.569082
1.000000
1.000000
1.000000
1,740,450,930.23
1,681,435,014.27
59,015,915.96
T
otal Note Balance
1,869,100,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
47,925,707.49
1,788,376,637.72
186,741,608.18
1,975,
1
18,245.90
47,925,707.49
1,729,360,721.76
179,953,808.31
1,909,314,530.07
47,928,299.76
1,917,028,299.76
200,704,831.25
2,1
17,733,131.01
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
47,928,299.76
47,925,707.49
47,925,707.49
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.090000%
4.510000%
4.310000%
Interest Payment
0.00
2,788,895.83
2,471,104.17
425,971.67
Interest per
$1000 Fac
e
Amount
0.000000
4.241667
3.758333
3.591667
Interest & Principal
Payment
59,015,915.96
2,788,895.83
2,471,104.17
425,971.67
Interest & Principal Payment
per $1000 Fac
e
Amount
135.513010
4.241667
3.758333
3.591667
$64,701,887.63
T
otal
$5,685,971.67

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
28-Feb-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
73,639,874.31
0.00
73,639,874.31
64,883,827.00
7,938,844.72
409,183.08
84,630.06
0.00
0.00
323,389.45
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
1,645,931.87
0.00
0.00
5,685,971.67
0.00
0.00
59,015,915.96
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
73,639,874.31
7,292,054.81
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
1,645,931.87
0.00
0.00
0.00
1,645,931.87
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
5,685,971.67
0.00
2,788,895.83
2,471,104.17
425,971.67
0.00
0.00
0.00
0.00
0.00
5,685,971.67
0.00
2,788,895.83
2,471,104.17
425,971.67
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
5,685,971.67
5,685,971.67
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
59,015,915.96
0.00
0.00
0.00
59,015,915.96
Aggregate Principal Distributabl
e
Amount
59,015,915.96
59,015,915.96
0.00

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
28-Feb-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,792,570.75
0.00
4,792,570.75
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
13,877.03
309,512.42
323,389.45
4,792,570.75
0.00
13,877.03
13,877.03
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
28-Feb-2023
Pool Statistics
Pool Data
4.87%
51.19
16.35
Cutoff Date Pool Balance
Amount
2,117,733,131.01
Pool Balance beginning of Collection Period
1,975,118,245.90
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
1,909,314,530.07
50,739
51,447
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
52,827
40,616,719.12
24,267,107.88
0.00
919,888.83
Pool Factor
90.16%
4.85%
54.32
13.16

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
28-Feb-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
99.54%
0.35%
0.08%
0.03%
100.00%
1,900,566,629.47
6,675,960.29
1,512,135.89
559,804.42
1,909,314,530.07
50,589
116
24
10
50,739
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.109%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
11,178.83
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.203%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
905,485.32
431,071.29
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
28
81
Losses
(1)
Amount
919,888.83
407,325.84
81,491.70
Number of Receivables
Number of Receivables
Amount
3,565,585.20
2,578,608.18
81,491.70
Current
Cumulative
0.043%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
0.266%
Prior Collection Period
0.139 % Second Prior
Collection Period
NA Third Prior Collection Period
NA